STOCK OPTIONS AND WARRANTS (Details 4) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Number of shares
Outstanding at beginning	$ 5,154,897	$ 2,739,125	$ 1,850,236
Issued	821,773	2,415,772	888,889
Outstanding at ending	$ 5,976,670	$ 5,154,897	$ 2,739,125
Weighted average exercise price per share
Outstanding at beginning	$ 4.89	$ 2.19	$ 2.04
Issued	6.02	8.01	2.25
Outstanding at ending	$ 5.04	$ 4.89	$ 2.19